Off-balance-sheet exposures (Tables)	6 Months Ended
Jun. 30, 2018
Off-balance-sheet exposures
Schedule of contingent commitments

	Millions of euros
	06-30-18	12-31-17

Loans commitment granted	210,977	207,671
Of which doubtful	241	81
Financial guarantees granted	13,247	14,499
Doubtful	251	254
Bank sureties	12,809	14,033
Credit derivatives sold	187	212
Other commitments granted	73,061	64,917
Other granted guarantees	38,383	37,947
Of which doubtful	1,018	991
Other	34,678	26,970
Of which doubtful	6	—